Summarized Financial Information of Unconsolidated Affiliate Level 4 (Details) - HAI Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
HAI Summarized Financial Information [Line Items]
Current Assets	$ 36	$ 40
Non-current assets	26	12
Current Liabilities	19	18
Non-current liabilities	$ 0	$ 0